Document And Entity Information	Oct. 01, 2020
Document Information Line Items
Entity Registrant Name	INTEC PHARMA LTD.
Trading Symbol	NTEC
Document Type	8-K
Amendment Flag	false
Entity Central Index Key	0001638381
Document Period End Date	Oct. 01, 2020
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Entity Incorporation, State or Country Code	L3
Entity File Number	001-37521
Entity Tax Identification Number	00-0000000
Entity Address, Address Line One	12 Hartom St. Har Hotzvim
Entity Address, City or Town	Jerusalem
Entity Address, Country	IL
Entity Address, Postal Zip Code	9777512
City Area Code	+ 972-2
Local Phone Number	586-4657
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Ordinary Shares, no, par value
Security Exchange Name	NASDAQ